Provisions (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Opening balance	kr 14,530	kr 6,391	kr 175
Provisions for the year	8,112	6,240
Exchange differences	27	(24)
Total	14,530	6,391	175
Social Security Costs on Share-Based Payment
Reconciliation of changes in other provisions [abstract]
Opening balance	13,084	4,972	175
Provisions for the year	8,112	4,797
Total	13,084	4,972	kr 175
Other Provision
Reconciliation of changes in other provisions [abstract]
Opening balance	1,446	1,419
Provisions for the year		1,443
Exchange differences	27	(24)
Total	kr 1,446	kr 1,419